Derivative financial instrument (Tables)	6 Months Ended
Jun. 30, 2024
Derivative financial instruments
Schedule of Derivative Instruments not designated as hedging instruments - Balance Sheet Location

		Assets
		June 30,	December 31,
Derivative	Balance Sheet Location	2024	2023
Interest rate swap	Derivative financial Instruments, Current	5,009	15,631
	Total	$5,009	$15,631

Schedule of Derivatives Instruments not designated as Hedging Instruments - Net effect on the Condensed Consolidated Statements of Comprehensive Income

		Six months ended June 30,
	Net Realized and Unrealized Gain Recognized on Statement of Comprehensive Income Location	2024	2023
Interest rate swap	Gain on derivative instruments, net	1,668	5,023
Total		$1,668	$5,023